Note 8 - Equity in earnings of non-consolidated companies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Bargain purchase gain	$ 2,212	$ 3,162
Impairment loss on non-consolidated companies			34,041
PAO Severstal
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Impairment loss on non-consolidated companies			14,900
Usiminas
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Impairment loss on non-consolidated companies			19,100
Loss related to provision for the ongoing litigation related to the acquisition of participation in Usiminas	(43,300)
Global Pipe Company
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest		4,506
Bargain purchase gain		$ 11,487